Equity - Schedule of Share Capital (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Authorised share capital, ordinary shares	14,729,000,000	14,729,000,000	14,729,000,000
Unissued share capital, ordinary shares	10,832,266,000	10,837,272,000	10,843,210,000
Issued share capital, ordinary shares	3,896,734	3,891,728	3,885,790
Authorised share capital, amount	€ 147	€ 147	€ 147
Unissued share capital, amount	108	108	108
Issued share capital, amount	€ 39	€ 39	€ 39	€ 39